STOCK OPTION RESERVE	3 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
STOCK OPTION RESERVE

NOTE 12. STOCK OPTION RESERVE

(a)	The following table provides the activity for the Company’s stock option reserve for the three months ended June 30, 2024 and 2023:

	Three Months Ended June 30,
(In thousands)	2024	2023
Balance, beginning of period	$23,841	$21,204
Share-based compensation expense	144	769
Balance, end of period	$23,985	$21,973

Amended and Restated 2021 Equity Incentive Plan and Grants of Stock Options and Restricted Stock Units

On January 19, 2022, the Board unanimously approved the Amended and Restated 2021 Equity Incentive Plan (the “Amended and Restated 2021 Equity Incentive Plan”). The Amended and Restated 2021 Equity Incentive Plan provides for:

(1)	An increase of aggregate number of ordinary shares available for awards to 100,091, which is equal to 15% of the issued and outstanding ordinary shares of the Company as of January 19, 2022 subject to discretionary annual increases (on a cumulative basis) as may be approved by the Board in future years by a number of ordinary shares not to exceed an additional 5% of the aggregate number of shares then outstanding;

(2)	The authorization of incentive stock options under the Amended and Restated 2021 Equity Incentive Plan; and

(3)	The provision of dividend equivalent rights to be issued when authorized.

As of June 30, 2024, 470 shares were issued (including shares bought back in cashless exercise), 95,730 shares were reserved for awards previously granted and 47,850 shares were available for future awards under the Amended and Restated 2021 Equity Incentive Plan.

(b)	The changes in the number of options issued for the three months ended June 30, 2024 and 2023 were:

	PBI Amended and Restated 2021 Equity Incentive Plan
	Three Months Ended June 30,
	2024	2023
Balance, beginning of period	90,281	98,171
Expired or forfeited	(13,019)	-
Balance, end of period	77,262	98,171
Exercisable, end of period	48,307	38,222

(c)	The following is the weighted average exercise price and the remaining contractual life for outstanding options by plan as of June 30, 2024 and 2023:

	As of June 30,
	2024	2023
	PBI Amended and Restated 2021 Equity Incentive Plan
Weighted average exercise price	$188.40	210.60
Weighted average remaining contractual life (in years)	7.76	8.61

The vested options can be exercised at any time in accordance with the applicable option agreement. The exercise price was greater than the market price for all options outstanding as of June 30, 2024 and March 31, 2024.

The Company recorded approximately $0.144 million and $0.769 million of share-based compensation expense with respect to the Amended and Restated 2021 Equity Incentive Plan in the three months ended June 30, 2024 and 2023, respectively.